Transactions with Related Parties, Castor Ships (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Apr. 14, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Management Agreements [Abstract]
Management fees			$ 544,600	$ 193,851
Due from related parties, non-current			592,620		$ 981,162
Due from related party, current			4,619,805		6,034,859
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees			544,600	193,851
Charter hire commissions			245,934	116,068
Sale and purchase commission			128,000	0
Capital raising commissions			170,504	171,570
Administration fees	$ 171,428	$ 50,757	$ 410,480	$ 222,185
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Funding period for advance to cover vessel daily operating costs			2 months
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current			$ 592,620		981,162
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Deposits [Member]
Management Agreements [Abstract]
Due from related party, current			$ 4,619,805		$ 6,034,859